Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Mar. 31, 2022 CAD ($)
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose			$ 711,158
Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.130
Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.334
Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose			$ 634,861
Canadian Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Canadian Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.130
Canadian Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.334
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Average revenue growth rate, period	4 years	4 years 3 months
Intangible assets other than goodwill | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 319,828	$ 1,587,207
Intangible assets other than goodwill | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 48,052	$ 183,480
Intangible assets other than goodwill | Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Terminal value growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.150	0.138
Intangible assets other than goodwill | Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.160	0.145
Intangible assets other than goodwill | Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.181	0.534
Intangible assets other than goodwill | Budgeted revenue growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.231	0.608
Goodwill | U.S. CBD CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose		$ 4,368
Goodwill | Terminal value growth rate | U.S. CBD CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Goodwill | Discount rate | U.S. CBD CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.148
Goodwill | Budgeted revenue growth rate | U.S. CBD CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.474
Goodwill | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 264,829	$ 1,915,366
Goodwill | Canadian Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Goodwill | Canadian Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.150	0.140
Goodwill | Canadian Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.182	0.537
Goodwill | International Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 69,021
Goodwill | International Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Goodwill | International Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.160
Goodwill | International Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.237